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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.



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 1.    Name and address of issuer:

       MetLife Investors Variable Life Account One
       5 Park Plaza
       Irvine, CA 92614

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [X]

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 3.    Investment Company Act File Number: 811-07971

       Securities Act File Number:         *333-17963; 333-83165; 333-83197;
                                           333-69522

       *The fee will be paid in the filing of 333-17963.

       CIK :                              0001029031

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 4(a). Last day of fiscal year for which this Form is filed: December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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 5.   Calculation of registration fee:

      (i)    Aggregate sale price of
             securities sold during
             the fiscal year pursuant to
             section 24(f):                                       $ 4,774,951
                                                                 ------------
      (ii)   Aggregate price of
             securities redeemed
             or repurchased during the
             fiscal year:                        $   462,305
                                                 -----------
      (iii)  Aggregate price of
             securities redeemed
             or repurchased during any
             prior fiscal year ending
             no earlier than October 11,
             1995 that were
             not previously used to
             reduce registration fees
             payable to the Commission:      +   $         0
                                                 -----------
      (iv)   Total available redemption
             credits [add Items 5(ii) And
             5(iii)]:                                        =    $   462,305
                                                                 ------------
      (v)    Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [Subtract Item 5(iv) from
             Item 5(i)]:                                          $ 4,312,646
                                                                 ------------
      (vi)   Redemption credits available
             for use in future years - if
             Item 5(i) is less than Item
             5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                    $      0.00
                                                 -----------
      (vii)  Multiplier for determining
             registration fee
             (See Instruction C.9):                          x      0.0000307
                                                                 ------------
      (viii) Registration fee due
             [multiply Item 5(v) by
             Item 5(vii)] (Enter "0" if
             no fee is due):                                 =    $    133.00
                                                                 ============
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 6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under theSecurities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount ofsecurities (number of shares or other units) deducted here: If there is a number of shares or other units that wereregistered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that areavailable for use by the issuer in future fiscal years, then state that number here:

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 7.   Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (See
      Instruction D):
                                                             +   $       0.00
                                                                 ------------
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 8.   Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:
                                                             =   $     133.00
                                                                 ============
  *   The fee will be paid in the filing
      of 333-17963, CIK: 0001029031
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 9.   Date the registration fee and any interest payment
      was sent to the Commission's lockbox depository:             03/22/2007
             Method of Delivery:

                 [X] Wire Transfer
                 [ ] Mails or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) : /s/ RICHARD C. PEARSON
                           ---------------------------------------------------
                           Richard C. Pearson, Executive Vice President
Date:: March 23, 2007